Notes Payable and Long Term Loan - Schedule of Maturity Dates of Notes Payable and Long Term Loan (Details) (10K) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Past due	$ 2,918,653	$ 1,292,403
December 31, 2018	5,493,870	6,063,741
Total	8,412,523	7,356,144
Long-term Debt [Member]
December 31, 2018		4,221
Total		4,221
Current portion		4,221
Non-Related Parties [Member]
Past due	2,818,653	1,122,403
December 31, 2018	5,323,870	5,963,741
Total	8,142,523	7,086,144
Related Parties [Member]
Past due	100,000	170,000
December 31, 2018	170,000	100,000
Total	$ 270,000	$ 270,000